Gains (losses) from operating activities in the statement of income, included according to their nature (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net impairment (losses) gains on reversal of financial assets	$ 4,684	$ (1,057)	$ 2,967
Investments In Associates [Member]
Statement [Line Items]
Net impairment (losses) gains on reversal of financial assets	$ 4,684	$ (1,057)	$ 2,967